Derivatives and Hedging Activities - Additional Information (Detail) (Foreign Currency Contracts [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Notional value	$ 309	$ 254
Minimum [Member]
Derivatives, Fair Value [Line Items]
Maturities ranging	1 month	1 month
Maximum [Member]
Derivatives, Fair Value [Line Items]
Maturities ranging	6 months	7 months